Average Annual Total Returns{- Fidelity Government Money Market Fund} - 04.30 Fidelity Government Money Market Fund Daily Money Prospectus-08 - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund: Daily Money Class - Return Before Taxes
	Past 1 year	Past 5 years	Since Inception
Total	0.19%	0.64%	0.56%	[1]

[1]	(a)From April 6, 2015